Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Classes of employee benefits expense [abstract]
Wages and salaries		€ 26,659	€ 24,130
Share-based payment plans expenses		1,404	11,059
Social Security		8,928	9,880
Total	[1]	€ 36,991	€ 45,069

[1]	Unaudited